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AXA Equitable Life Insurance Company

Supplement dated April 10, 2017 to the May 1, 2016 prospectus for Structured Capital Strategies(R) 16

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This Supplement modifies certain information in the above-referenced Prospectus
(the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Structured Capital Strategies(R) 16 will be available for sale in Hawaii on or about April 10, 2017. Accordingly, "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus is hereby supplemented with the following:

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 State   Features and benefits             Availability or variation
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
Hawaii   See "Your right to cancel within  If you live in Hawaii, you will
         a certain number of days" in      receive a refund of your
         "Contract features and benefits"  contributions.




Structured Capital Strategies(R) is issued by and is a registered service mark of

             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

    Form No. IM-26-17 (2/17)                          Catalog No. 157133 (3.17)
    SCS 16 New Biz - HI only                                            #320525